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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-02514

ING Variable Funds

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:       December 31

Date of reporting period:            March 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Growth and Income Portfolio

The schedules are not audited.

			PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio			as of March 31, 2006 (Unaudited)
Shares			Value

COMMON STOCK: 97.2%

		Advertising: 0.3%
95,600		Omnicom Group	$7,958,700
			7,958,700

		Aerospace/Defense: 2.0%
1,110,800		United Technologies Corp.	64,393,076
			64,393,076

		Agriculture: 2.1%
927,950		Altria Group, Inc.	65,754,537
			65,754,537

		Apparel: 1.1%
425,200	L	Nike, Inc.	36,184,520
			36,184,520

		Banks: 6.0%
1,109,200		Bank of America Corp.	50,512,968
496,200		Bank of New York	17,883,048
134,900	L	City National Corp.	10,358,971
1,263,418		US BanCorp.	38,534,249
1,155,100		Wells Fargo & Co.	73,776,237
			191,065,473

		Beverages: 0.5%
282,655	L	PepsiCo, Inc.	16,334,632
			16,334,632

		Biotechnology: 2.6%
738,300	@, L	Amgen, Inc.	53,711,325
57,300	@	Genentech, Inc.	4,842,423
340,000	@	Genzyme Corp.	22,854,800
			81,408,548

		Chemicals: 0.9%
282,000		Air Products & Chemicals, Inc.	18,947,580
205,100		Dow Chemical Co.	8,327,060
			27,274,640

		Computers: 4.5%
3,290,700	@	EMC Corp.	44,852,241
681,600		International Business Machines Corp.	56,211,552
1,630,000	@, L	Seagate Technology, Inc.	42,917,900
			143,981,693

		Cosmetics/Personal Care: 3.1%
618,800		Colgate-Palmolive Co.	35,333,480
1,110,997		Procter & Gamble Co.	64,015,647
			99,349,127

		Distribution/Wholesale: 2.3%
1,098,150	@, L	Wesco International, Inc.	74,685,182
			74,685,182

			PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 97.2% (continued)

		Diversified Financial Services: 9.8%
581,600	L	Capital One Financial Corp.	$46,830,432
1,930,350		Citigroup, Inc.	91,170,431
1,481,506	L	Countrywide Financial Corp.	54,371,270
281,650		Franklin Resources, Inc.	26,542,696
273,900	L	Goldman Sachs Group, Inc.	42,991,344
341,800	L	Merrill Lynch & Co., Inc.	26,920,168
408,200		Morgan Stanley	25,643,124
			314,469,465

		Electric: 2.1%
1,453,477	@, L	Mirant Corp.	36,336,925
463,400		Public Service Enterprise Group, Inc.	29,676,136
			66,013,061

		Electronics: 3.4%
1,548,500	@	Jabil Circuit, Inc.	66,368,710
2,420,400		Symbol Technologies, Inc.	25,607,832
300,000	@	Thomas & Betts Corp.	15,414,000
			107,390,542

		Energy — Alternate Sources: 0.5%
806,000	@, L	KFX, Inc.	14,669,200
			14,669,200

		Engineering & Construction: 1.2%
3,129,250	@, @@, L	ABB Ltd. ADR	39,272,088
			39,272,088

		Food: 1.0%
597,900	L	Hershey Foods Corp.	31,228,317
			31,228,317

		Healthcare — Products: 2.6%
532,300		Baxter International, Inc.	20,658,563
1,045,400		Johnson & Johnson	61,908,588
			82,567,151

		Healthcare — Services: 2.0%
652,700	@, L	Health Net, Inc.	33,170,214
738,550	@, L	Triad Hospitals, Inc.	30,945,245
			64,115,459

		Insurance: 4.1%
643,300	@@	ACE Ltd.	33,458,033
293,400		American International Group, Inc.	19,390,806
909,450	@@	Axis Capital Holdings Ltd.	27,192,555
790,700		Genworth Financial, Inc.	26,433,101
451,650	L	St. Paul Cos.	18,874,454
81,900	@@, L	XL Capital Ltd.	5,250,609
			130,599,558

		Internet: 0.9%
913,200	@, L	Yahoo!, Inc.	29,459,832
			29,459,832

		Iron/Steel: 0.6%
320,600	L	Allegheny Technologies, Inc.	19,614,308
			19,614,308

			PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 97.2% (continued)

		Lodging: 2.6%
690,200	L	Harrah’s Entertainment, Inc.	$53,807,992
1,138,273	L	Hilton Hotels Corp.	28,980,431
			82,788,423

		Media: 2.5%
2,670,300		Time Warner, Inc.	44,834,337
425,450	L	Viacom, Inc. - Class B	10,202,291
631,357	@	Viacom, Inc.	24,496,652
			79,533,280

		Mining: 0.4%
456,900	L	Alcoa, Inc.	13,962,864
			13,962,864

		Miscellaneous Manufacturing: 5.0%
454,500	@	Cooper Industries Ltd.	39,496,050
2,760,076		General Electric Co.	95,995,443
512,200		Roper Industries, Inc.	24,908,286
			160,399,779

		Oil & Gas: 6.4%
576,200		ENSCO International, Inc.	29,645,490
1,818,900		Exxon Mobil Corp.	110,698,254
186,700	@, L	Newfield Exploration Co.	7,822,730
558,100	@, L	Plains Exploration & Production Co.	21,564,984
591,400	@, L	Southwestern Energy Co.	19,037,166
379,233		XTO Energy, Inc.	16,523,182
			205,291,806

		Oil & Gas Services: 3.2%
653,400	@	Dresser-Rand Group, Inc.	16,236,990
475,300	L	Schlumberger Ltd.	60,158,721
591,000	@, L	Weatherford International Ltd.	27,038,250
			103,433,961

		Pharmaceuticals: 6.3%
338,050		Abbott Laboratories	14,356,984
161,399	@	Gilead Sciences, Inc.	10,042,246
822,300	@	Medco Health Solutions, Inc.	47,052,006
2,520,224	L	Pfizer, Inc.	62,803,982
763,100	@@, L	Teva Pharmaceutical Industries Ltd. ADR	31,424,458
762,300		Wyeth	36,986,796
			202,666,472

		Retail: 5.2%
69,700		Abercrombie & Fitch Co.	4,063,510
651,250	@, L	Bed Bath & Beyond, Inc.	25,008,000
1,640,100		CVS Corp.	48,989,787
503,100	L	Home Depot, Inc.	21,281,130
1,780,000	@, L	Urban Outfitters, Inc.	43,681,200
485,900		Wal-Mart Stores, Inc.	22,953,916
			165,977,543

		Semiconductors: 3.7%
863,600		Intel Corp.	16,710,660
1,426,100		Maxim Integrated Products	52,979,615
4,928,118	@@, L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	49,576,867
			119,267,142

			PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio			as of March 31, 2006 (Unaudited)(continued)
Shares			Value

COMMON STOCK: 97.2% (continued)

		Software: 3.3%
1,747,700		Microsoft Corp.	$47,554,917
4,158,900	@	Oracle Corp.	56,935,341
			104,490,258

		Telecommunications: 5.0%
482,150	@, L	Arris Group, Inc.	6,634,384
932,800	L	AT&T, Inc.	25,222,912
882,400		BellSouth Corp.	30,575,160
2,895,237	@	Cisco Systems, Inc.	62,739,786
334,150	@	Corning, Inc.	8,991,977
612,766		Sprint Corp. - FON Group	15,833,873
589,950	@	Tellabs, Inc.	9,380,205
			159,378,297

		Total Common Stock
		(Cost $2,684,673,896)	3,104,978,934

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 11.3%

		Commercial Paper: 0.3%
$9,998,611		Volkswagen of America, 5.000%, due 04/03/06		$9,995,831

		Total Commercial Paper:
		(Cost $9,997,223)		9,995,831

		Repurchase Agreement: 1.9%
61,509,000		Goldman Sachs Repurchase Agreement dated, 03/31/06, 4.790%, due 04/03/06, $61,533,552 to be received upon repurchase (Collateralized by $65,747,000 Various Federal National Mortgage Association Obligations, 2.500-3.250%, Market Value plus accrued interest $62,739,386, due 06/15/08-02/15/09)		61,509,000

		Total Repurchase Agreements:
		(Cost $61,509,000)		61,509,000

		Securities Lending CollateralCC: 9.1%
289,669,343		The Bank of New York Institutional Cash Reserves Fund		289,669,343

		Total Securities Lending Collateral
		(Cost $289,669,343)		289,669,343

		Total Short-Term Investments:
		(Cost $361,175,566)		$361,174,174

		Total Investments in Securities
		(Cost $3,045,849,462)*	108.5%	$3,466,153,108
		Other Assets and Liabilities—Net	(8.5)	(270,558,116)
		Net Assets	100.0%	$3,195,594,992

	@	Non-income producing security

PORTFOLIO OF INVESTMENTS
ING VP Growth and Income Portfolio	as of March 31, 2006 (Unaudited)(continued)

@@	Foreign Issuer
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at March 31, 2006.
S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.

*	Cost for federal income tax purposes is $3,062,924,820.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$420,776,488
	Gross Unrealized Depreciation	(117,548,200)
	Net Unrealized Appreciation	$303,228,288

Information concerning open futures contracts at March 31, 2006 is shown below:

Long Contracts	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain

S&P 500 FUTURE	128	41,705,600	06/15/2006	239,138
		$41,705,600		$239,138

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal  financial officer of the registrant as required by Rule 30a-2 under the Act (17  CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be  signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Fund

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 30, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 30, 2006